Derivative Financial Instruments and Hedging (Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax, Fair value hedges) (Detail) - Derivatives designated as hedging instruments - Fair value hedges - JPY (¥)
¥ in Millions
	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Interest rate swap agreements | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative and other	¥ 138	¥ 371
Gains (losses) recognized in income on hedged item	(92)	(227)
Interest rate swap agreements | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative and other	40	0
Gains (losses) recognized in income on hedged item	(13)	11
Foreign exchange contracts | Life insurance premiums and related investment income
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative and other	(22,854)	(55,247)
Gains (losses) recognized in income on hedged item	22,944	55,301
Foreign exchange contracts | Other (income) and expense
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in income on derivative and other	142	(101)
Gains (losses) recognized in income on hedged item	¥ (237)	¥ 48